General	12 Months Ended
Dec. 31, 2017
General
GENERAL

NOTE 1:-	GENERAL

a.	Therapix Biosciences Ltd. (“Therapix”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries (the “Company”) were mainly engaged in developing several innovative immunotherapy products and it owns patents in the immunotherapy field.

In August 2015, the Company revised its business strategy according to which it will focus on developing a portfolio of approved drugs based on cannabinoid molecules. The Company’s main focus will be on developing an entourage technology based cannabinoid drug for the Central Nervous System (“CNS”) indications, including, but not limited, to Tourette syndrome (“TS”), Pain, Obstructive Sleep Apnea (“OSA”) and a cannabinoid based drug for Mild Cognitive Impairment using the low dose technology.

The Company is a Dual-listed company, which has had its shares traded in the Tel-Aviv Stock Exchange (“TASE”) since December 26, 2005, on March 27, 2017, the Company completed an Initial Public Offering (“IPO”) in the United States and raised approximately $13.7 million [see Note 15e(2)]. Since the IPO the Company has had American Depository Shares (“ADSs”) registered with the US Securities and Exchange Commission (“SEC”) and has been listed on the NASDAQ stock market.

Therapix has three fully owned subsidiaries, NasVax Inc. (American company), Brain Bright Ltd. (Israeli company) and Weex Biosciences Ltd. (Israeli company) (“the Subsidiaries”). The subsidiaries are private and inactive companies, whose financial statements are consolidated with those of the Company. Therapix also owns approximately 27% of Lara Pharm Ltd.’s (“Lara”) share capital, however the Company does not have significant influence on Lara since it has no representation in Lara’s board of directors. Therapix wrote-off the entire investment in Lara during 2015 (see Note 8a).

Until June 2016, the Company also owned a subsidiary named Orimmune Bio Ltd. (“Orimmune”), which was sold during 2016 (see Note 8b).

The headquarters of Therapix are located in the Tel Aviv district (Givataaim), Israel.

All information in the financial statements regarding the ADSs is a presumption that all of the Company’s shares have been converted into ADS [Each ADS will represent forty (40) ordinary shares] (See Note 15).

The consolidated financial statements of the Company for the year ended December 31, 2017 were approved for issue on April 24, 2018 (“the Approval Date”).

b.	Functional currency and presentation currency (see Note 2d):

The financial statements are presented in US Dollars since the Company believes that preparing the financial statements in US Dollars provides more relevant information to the investors.

The functional currency of the Company is NIS, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions.

c.	The Company incurred a net loss of approximately $6.2 million and had negative cash flows from operating activities of approximately $4.6 million for the year ended December 31, 2017. As of December 31, 2017, the Company had an accumulated deficit of approximately $38.4 million as a result of recurring operating losses. As discussed in Note 1a above, the Company’s business strategy is to focus on developing an entourage technology based cannabinoid drug.

As the Company presently has no activities that generate revenues, the Company’s continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology.

As discussed in Note 1a above, the Company raised approximately $13.7 million in the IPO. Prior to the IPO, in early March 2017, the Company also raised $1 million in a private placement [see Note 15e(1)].

The Company’s management believes that the balance of cash held by the Company as of December 31, 2017, will be sufficient to finance its operating activities and meet its obligations for a period of at least eighteen months from the Approval Date.